Retirement Plans - (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Fair value of plan assets	$ 111	$ 94
Cash [Member]
Fair value of plan assets	40
Cash [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets	40
Cash [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets
Cash [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
United Kingdom Government Bonds [Member]
Fair value of plan assets	10	14
United Kingdom Government Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets
United Kingdom Government Bonds [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	10	14
United Kingdom Government Bonds [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
Corporate Bonds [Member]
Fair value of plan assets	17	20
Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	17	20
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
International Equity Securities [Member]
Fair value of plan assets	44	60
International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets
International Equity Securities [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	44	60
International Equity Securities [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets	40
Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	71	94
Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets